May 29, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Mr. Larry Greene

Re:	Harris & Harris Group, Inc.
File No. 333-138996

Dear Mr. Greene:

Please find attached Post-Effective Amendment No. 4 to the Registration Statement on Form N-2 (the "Registration Statement"), which was transmitted electronically for filing on the date even herewith on behalf of Harris & Harris Group, Inc. pursuant to the Securities Act of 1933, (2) the General Instructions to Form N-2, and (3) Rules 101 and 102 under Regulation S-T. The Registration Statement is marked to show changes from Post-Effective Amendment No. 3 to the Registration Statement on Form N-2, filed with the Securities and Exchange Commission on April 4, 2008.

We have filed a request for acceleration of the effectiveness of this Registration Statement. If you have any questions, please contact the undersigned (212) 582-0900 or Richard Prins from Skadden, Arps, Slate, Meagher & Flom LLP at (212) 735-3000.

Very truly yours,

/s/ Sandra Matrick Forman

Sandra Matrick Forman
General Counsel